BOND PAYABLE (Details) - 364 days RMB denominated bond $ in Thousands	Dec. 31, 2020	Oct. 29, 2019 USD ($)	Oct. 29, 2019 CNY (¥)
BOND PAYABLE
Short term bond payable		$ 102,009	¥ 720,000
Annual interest rate	4.25%	4.80%	4.80%